Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Share capital [Member]	Contributed surplus [Member]	Equity component of convertible debentures [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Oct. 31, 2022	$ 87,784,725	$ 27,459,730	$ 793,140	$ (120,785,595)	$ (4,748,000)
Beginning Balance (Shares) at Oct. 31, 2022	467,607,678
Private placements of shares for cash	$ 535,525				535,525
Private placements of shares for cash (Shares)	9,864,500
Cash share issuance costs	$ (25,586)				(25,586)
Convertible debentures converted into common shares	$ 1,742,226		(85,804)		1,656,422
Convertible debentures converted into common shares (Shares)	30,346,660
Exercise of stock options	$ 434,822	(220,682)			214,140
Exercise of stock options (Shares)	2,550,000
Expiry of stock options		(75,033)		75,033
Expiry of convertible debenture conversion option		793,139	(793,139)
Renewal of convertible debentures		(3,306,276)	3,306,276
Stock-based compensation		217,965			217,965
Net loss and comprehensive loss				(2,691,670)	(2,691,670)
Ending Balance at Oct. 31, 2023	$ 90,471,712	24,868,843	3,220,473	(123,402,232)	(4,841,204)
Ending Balance (Shares) at Oct. 31, 2023	510,368,838
Private placements of shares for cash	$ 439,155				439,155
Private placements of shares for cash (Shares)	24,478,227
Cash share issuance costs	$ (24,520)				(24,520)
Broker warrants issued	(3,909)	3,909
Shares issued on settlement of accounts payable	$ 79,167				79,167
Shares issued on settlement of accounts payable (Shares)	1,333,333
Convertible debentures converted into common shares	$ 716,674		(35,973)		680,701
Convertible debentures converted into common shares (Shares)	36,805,300
Expiry of stock options		(78,915)		78,915
Expiry of convertible debenture conversion option		3,220,473	(3,220,473)
Renewal of convertible debentures		(732,644)	732,644
Stock-based compensation		6,517			6,517
Net loss and comprehensive loss				(3,062,798)	(3,062,798)
Ending Balance at Oct. 31, 2024	$ 91,678,279	27,288,183	696,671	(126,386,115)	(6,722,982)
Ending Balance (Shares) at Oct. 31, 2024	572,985,698
Private placements of shares for cash	$ 560,498				560,498
Private placements of shares for cash (Shares)	23,095,983
Cash share issuance costs	$ (31,515)				(31,515)
Shares issued on settlement of debt	$ 106,240				106,240
Shares issued on settlement of debt (Shares)	3,000,000
Exercise of warrants classified as liability	$ 984,170				984,170
Exercise of warrants classified as liability (Shares)	12,150,205
Exercise of broker warrants	$ 7,406	(700)			6,706
Exercise of broker warrants (Shares)	184,000
Convertible debentures converted into common shares	$ 162,366				162,366
Convertible debentures converted into common shares (Shares)	4,674,528
Expiry of convertible debenture conversion option		696,671	(696,671)
Renewal of convertible debentures		(1,898,142)	1,898,142
Net loss and comprehensive loss				(668,749)	(668,749)
Ending Balance at Oct. 31, 2025	$ 93,467,444	$ 26,086,012	$ 1,898,142	$ (127,054,864)	$ (5,603,266)
Ending Balance (Shares) at Oct. 31, 2025	616,090,414